Equity Investments Measured at Fair Value Through Other Comprehensive Income - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets measured at fair value through other comprehensive income [abstract]
Dividend received	¥ 25	¥ 22	¥ 52	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).